ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCRUED WARRANTY COSTS
Beginning balance	$ 37,732	$ 55,878	$ 50,605
Warranty provision	45,053	26,931	28,044
Warranty costs incurred	(35,432)	(46,067)	(23,282)
Foreign exchange effect	(2,207)	990	511
Ending balance	$ 45,146	$ 37,732	$ 55,878